Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Investment properties
Opening amount	£ 19,993,000	£ 20,273,000
Depreciation charge	(280,000)	(280,000)	£ (280,000)
Closing amount	19,713,000	19,993,000	20,273,000
Rental revenue	1,965,000	2,215,000
Direct operating credits from properties, all of which generated rental revenue	£ (81,000)	(23,000)
Useful lives of investment property (in years)	50 years
Cost / gross value
Investment properties
Opening amount	£ 32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment properties
Opening amount	(12,200,000)	(11,920,000)
Closing amount	(12,480,000)	(12,200,000)	£ (11,920,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment properties
Opening amount	32,970,000
Closing amount	£ 36,865,000	£ 32,970,000